Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
RESTRUCTURING CHARGES
13.	RESTRUCTURING CHARGES

Included in accrued liabilities are restructuring costs of nil as at December 31, 2011 ($158 as at December 31, 2010). During the year ended December 31, 2011, the Company completed the remaining payments related to the workforce reduction undertaken in July 2010.